Financial risk management and financial instruments (Tables)	12 Months Ended
May 31, 2019
Financial risk management and financial instruments
Summary of financial instruments recorded at fair value classified using a fair value hierarchy that reflects the significance of inputs used in making the measurements

				May 31,
	Level 1	Level 2	Level 3	2019
Financial assets at FVTPL
Cash and cash equivalents	$550,797	$—	$—	$550,797
Marketable securities	20,199	—	—	20,199
Convertible notes receivable	—	—	32,230	32,230
Long-term investments	41,803	—	23,119	64,922
Outstanding, end of the year	$612,799	$—	$55,349	$668,148

				May 31,
	Level 1	Level 2	Level 3	2018
Financial assets at FVTPL
Cash and cash equivalents	$59,737	$—	$—	$59,737
Marketable securities	45,062	—	—	45,062
Convertible notes receivable	—	—	18,071	18,071
Long-term investments	33,600	2,567	29,861	66,028
Outstanding, end of the year	$138,399	$2,567	$47,932	$188,898

Summary of changes in level 3 items

	Unlisted
	equity	Trading
	securities	derivatives	Total
Closing balance May 31, 2018	$29,861	$18,071	$47,932
Acquisitions	69,549	19,500	89,049
Disposals	(77,762)	(1,942)	(79,704)
Unrealized gain on fair value	1,471	(3,399)	(1,928)
Closing balance May 31, 2019	$23,119	$32,230	$55,349

Summary of credit risk and volatility on its marketable securities

	Total	0‑30 days	31‑60 days	61‑90 days	90+ days
Trade receivables	$25,488	$20,777	$3,333	$237	$1,141
		82%	13%	1%	4%